CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF CASH AND CASH EQUIVALENTS

The following table summarizes cash and cash equivalents:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Bank deposits	86,757	6,572	46
Time deposits with banks	4,700	4,600	32
Cash on hand	2,597	2,176	15
Total	94,054	13,348	93